Income Taxes - Schedule of Local and Foreign Components of Income (Loss) Before Income Tax (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Loss before income tax	$ (35,341)	$ (274,325)	$ (797,020)	$ (15,425)
Labuan [Member]
Loss before income tax	17,649	(16,243)	(37,961)	7,626
Hong Kong [Member]
Loss before income tax	(47,567)	(147,115)	(412,635)	7,017
Local [Member]
Loss before income tax	$ (5,343)	$ (110,967)	$ (346,424)	$ (30,068)